Organization and Principal Activities (Details 2)	Dec. 31, 2013
Country Style Cooking International Restaurant Chain Group Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Country Style Cooking (Chongqing) Investment Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Chongqing Xinghong Growing Rich Management Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Sichuan Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Xi'an Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Changsha Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Shanghai Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Guizhou Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Beijing Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Country (Chongqing) Commerce and Trading Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%
Yunnan Country Style Cooking Restaurant Co., Ltd.
Organization and Principal Activities
Percentage of Ownership	100.00%